CONSOLIDATED STATEMENT OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Interest and fees on loans	$ 22,435	$ 22,221	$ 22,366
Federal funds sold		6	7
Investment securities:
Taxable	1,266	1,336	1,194
Exempt from federal income tax	1,209	1,049	938
Other	12	28	12
Total interest income	24,922	24,640	24,517
Interest Expense
Deposits	4,213	6,215	7,531
Short-term borrowings	108	142	122
Other borrowed funds	831	963	1,097
Total interest expense	5,152	7,320	8,750
Net Interest Income	19,770	17,320	15,767
Provision for loan losses	2,875	1,750	1,300
Net Interest Income After Provision for Loan Losses	16,895	15,570	14,467
Noninterest Income
Service charges on deposit accounts	1,022	1,292	1,497
Mortgage loans held for sale gains, net	306	354	601
Investment securities losses, net	(16)	(13)	(142)
Brokerage commissions	720	742	500
Earnings on bank-owned life insurance	439	423	408
Debit card fees	608	523	426
Other income	826	773	668
Total noninterest income	3,905	4,094	3,958
Noninterest Expense
Salaries and employee benefits	6,981	6,667	6,303
Occupancy expense, net	1,143	1,117	1,087
Furniture and equipment expense	427	483	569
Professional fees	818	780	585
Data processing expense	703	713	664
FDIC insurance	565	742	872
Impairment of other real estate owned	726
Other expense	2,722	2,345	2,391
Total noninterest expense	14,085	12,847	12,471
Income before income taxes	6,715	6,817	5,954
Income taxes	1,379	1,658	1,552
NET INCOME	$ 5,336	$ 5,159	$ 4,402
Earnings Per Share:
Basic	$ 3.34	$ 3.24	$ 2.82
Diluted	$ 3.31	$ 3.24	$ 2.79